Master Trust Financial Information - Reconciliation of Net Assets Available for Plan Benefits of the Master Trust (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Net assets available for plan benefits	$ 11,022,497,843	$ 9,931,854,572	$ 8,981,468,677
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,142,244)	(22,689,548)
Net assets available for plan benefits per the Master Trust’s Form 5500	11,006,675,447	9,905,986,497
Master Trust
EBP, Master Trust [Line Items]
Net assets available for plan benefits	16,837,275,689	15,354,572,632
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,153,182)	(22,705,442)
Net assets available for plan benefits per the Master Trust’s Form 5500	$ 16,825,122,507	$ 15,331,867,190